Series A Notes, Net Of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule Of Series A Notes, Net Of Current Maturities

	December 31,
	2014	2013
Series A Notes	$323,991	$423,509
Less – Current maturities	(58,511)	(62,866)
Carrying amount adjustments on Series A Notes (*)	27,938	16,573
Premium on Series A Notes, net	505	596
	$293,923	$377,812

(*)	As a result of fair value hedge accounting, described below and in Notes 2(Y) and 2(AA). The carrying value of the Series A Notes is adjusted for changes in the interest rates.

Schedule Of Future Principal Payments For The Series A Notes
Future principal payments for the Series A Notes, including the effect of the cross-currency interest rate swap transactions are as follows:

		December 31, 2014
2015	current maturities	$55,533
2016		55,533
2017		55,533
2018		55,533
2019		55,533
2020		55,533